Fees Summary	Mar. 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 784,369,234.72
Previously Paid Amount	0.00
Total Fee Amount	108,321.39
Total Offset Amount	0.00
Net Fee	$ 108,321.39